CONVERTIBLE NOTES (Details Textual) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 07, 2014	Sep. 11, 2013	Jul. 05, 2013	Mar. 29, 2013	Oct. 19, 2012	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Convertible Note Principal And Exercise Of Warrant [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							4 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate							92.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						1.41%	1.53%
Non-cash interest expense						$ 30,623	$ 30,288	$ 122,833	$ 133,476
Convertible Notes [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Proceeds from Convertible Debt	$ 55,000	$ 321,000	$ 100,000	$ 225,000	$ 300,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%	5.00%	5.00%	5.00%
Debt Instrument, Maturity Date, Description	(60) months	(60) months	(60) months	(60) months	(24) months
Debt Instrument, Convertible, Conversion Price	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.15
Debt Conversion, Converted Instrument, Shares Issued	916,667	5,350,000	1,666,667	3,750,000	2,000,000
Convertible Notes [Member] | March 2013 [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Bifurcated Liability						225,000		225,000
Residual Debt Value						0		0
Convertible Notes [Member] | July 2013 [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Bifurcated Liability						66,667		66,667
Residual Debt Value						33,333		33,333
Convertible Notes [Member] | September 2013 [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Bifurcated Liability						267,500		267,500
Residual Debt Value						53,500		53,500
Convertible Notes [Member] | January 2014 [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Bifurcated Liability						55,000		55,000
Residual Debt Value						0		$ 0
Warrant [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued										400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.15
StockAndWarrantsIssuedDuringPeriodValuePreferredStockAndWarrants										$ 27,097
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price										$ 0.07
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										74.36%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										0.77%
Adjustments to Additional Paid in Capital, Warrant Issued										$ 27,097
Non-cash interest expense						$ 0	$ 3,341		$ 10,854
Sigma Tau [Member]
Convertible Note Principal And Exercise Of Warrant [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						38.00%		38.00%